Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
EQUITY

NOTE 14—EQUITY

A.	Ordinary shares and warrants:

1)	Composition

	Number of shares
	Registered		Issued and paid up
	December 31		December 31
	2018	2017	2018	2017
Ordinary shares of par value NIS 0.03	750,000,000	500,000,000	190,735,668	166,816,328

	Amount in NIS
	Registered		Issued and paid up
	December 31		December 31
	2018	2017	2018	2017
Ordinary shares of par value NIS 0.03	22,500,000	15,000,000	5,722,070	5,004,490

Traded on NASDAQ as of January 31, 2018.

On January 31, 2018 the Company’s ADSs commenced trading on the Nasdaq Capital Market, under the symbol CLGN. Each ADS represents 50 ordinary shares.

On October 29, 2018, the Company’s ordinary shares delisted from the Tel Aviv Stock Exchange (“TASE”). See note 14A(15).

The above table does not include 920,461 shares held by the Company. These shares are considered to be dormant.

2)	The ordinary shares confer on their holders the right to vote and participate in shareholder meetings (with one vote for each share), the right to receive profits and the right to participate in surplus assets on liquidation of the Company.

3)	In 2016, Series F and J warrants expired without exercise. In 2018, Series G and H warrants expired without exercise.

4)	On February 2, 2016, the Company completed a capital raise of NIS 8.2 million in gross proceeds to two institutional investors and to the public (the issuance expenses amounted to NIS 643 thousand). In consideration, the Company issued 5,745,903 ordinary shares, 12,930,505 Series I warrants exercisable into 4,310,168 ordinary shares at an exercise price of NIS 0.80 per warrant, for three years, and 8,618,855 Series J warrants exercisable into 2,872,952 ordinary shares at an exercise price of NIS 0.575 per warrant, exercisable until July 31, 2016. In addition, under the terms of the broker agreement, the Company issued to the Israeli broker 814,520 Series I warrants exercisable into 271,507 ordinary shares at an exercise price of NIS 0.80 per warrant, for three years. On July 31, 2016, 8,618,855 Series J warrants expired.

5)	On June 9, 2016, the Company completed a capital raise of NIS 11.8 million in gross proceeds by way of a non-uniform offering to institutional investors and a uniform offer to the public (the issuance expenses amounted to NIS 684 thousand). In consideration, the Company issued 11,267,833 ordinary shares and 33,803,500 Series K warrants exercisable into 11,267,833 ordinary shares at an exercise price of NIS 0.60 per warrant, for three years. In addition, in consideration, the Company issued to the broker under the terms of the broker agreement, 2,728,000 Series K warrants exercisable into 909,333 ordinary shares at an exercise price of NIS 0.60 per warrant, for three years.

6)	On July 28, 2016, as part of the lease agreement described in note 13A(1)(D), the Company acquired equipment and clean rooms for the Company’s operations for NIS 1,849 thousand (present value). Of this amount, NIS 1,197 thousand was paid by issuing 1,067,916 ordinary shares and a total of NIS 525 thousand was a credit that will be repaid in cash over the term of the lease.

7)	On November 17, 2016, the general meeting of shareholders approved a reverse share split of the Company’s shares that was effected on November 20, 2016. Pursuant to the reverse split each 3 ordinary shares of NIS 0.01 par value were converted into one share of NIS 0.03 par value of the Company.

Additionally, according to the share option plan of the Company, every 3 unlisted options that were allocated through private offers to directors, employees, consultants and officers under the option plan are exercisable into one ordinary share of the Company of NIS 0.03 par value. No change took place in the exercise price of the options, as above; however, the total exercise price for one share of NIS 0.03 par value will be the former exercise price for one share of NIS 0.01 par value multiplied by 3.

Further, according to the terms and conditions of the marketable warrants of the Company, each 3 marketable warrants that the Company issued are exercisable into one ordinary share of the Company of NIS 0.03 par value. There will be no change in the exercise price of those warrants; however, the total exercise price for one share of NIS 0.03 par value will be the former exercise price for one share of NIS 0.01 par value multiplied by 3.

Following the reverse split, the Company retrospectively reflected the change in the share capital of the Company for all periods presented. Unless otherwise indicated, all of the share numbers, losses per share, share prices, options and warrants in these financial statements have been adjusted, on a retroactive basis, to reflect this 1 to 3 reverse share split.

8)	On February 12, 2017, the Company completed a capital raise of NIS 7.2 million in gross proceeds from institutional investors and from the public (the issuance expenses amounted to NIS 404 thousand). In consideration, the Company issued 21,152,000 ordinary shares and 10,576,000 Series L warrants exercisable into 10,576,000 ordinary shares at an exercise price of NIS 0.36 per warrant, until June 13, 2017. In addition, under the terms of the broker agreement, the Company issued to the broker 941,400 Series L warrants exercisable into 941,400 ordinary shares at an exercise price of NIS 0.36 per warrant.

9)	During the second quarter of 2017, 10,055,464 Series L warrants were exercised into 10,055,464 ordinary shares, at an exercise price of NIS 0.36 for each warrant. The total consideration amounted to NIS 3,618 thousand. 1,461,936 Series L warrants that were not exercised expired on June 14, 2017.

10)	On November 8, 2017, the Company signed a securities purchase agreement (the “Meitav Dash Purchase Agreement”) with Meitav Dash, a company held by Meitav Dash Ltd., one of the Company’s shareholders pursuant to which the Company agreed, upon the terms and subject to the conditions of the Meitav Dash Purchase Agreement, to issue to Meitav Dash in a private placement certain securities in three tranches as follows: (i) at the first closing, which was completed on December 26, 2017, 9,500,000 ordinary shares, for a purchase price of NIS 3.8 million, (ii) at the second closing, which was completed on December 26, 2017, 2,400,000 ordinary shares for a purchase price of NIS 960 thousand provided that Meitav Dash shall not be obligated to buy or hold, immediately following the second closing, 20% or more of the Company’s share capital, and (iii) at the third closing, which was completed on March 7, 2018 and which was subject, among other things, to the listing of the Company’s ADSs for trading on the Nasdaq and Dual Reporting Approval, for no additional consideration, warrants exercisable into 11,900,000 ordinary shares.

The Company completed the first and second closings on December 26, 2017 which resulted in the issuance to Meitav Dash of an aggregate of 11,900,000 ordinary shares for gross proceeds of NIS 4,760,000 ($1,384,824) and on March 7, 2018, the Company completed the third closing which resulted in the issuance to Meitav Dash of a warrant to purchase 11,900,000 ordinary shares.

The warrant may be exercised for a period of five years from issuance at an exercise price of the US dollar equivalent of NIS 40 per ADS (calculated in accordance with the known representative rate of exchange on the date of the notice of exercise).

Under the Meitav Dash Purchase Agreement, Meitav Dash was also granted certain rights, including, among others, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price. This component is accounted for derivatives and presented in the statements of financial position within non-current liabilities, see Note 2R and Note 12.

11)	On November 9, 2017, the Company signed a securities purchase agreement (the “Sagy Purchase Agreement”) with Ami Sagy, one of the Company’s shareholders, pursuant to which the Company agreed, upon the terms and subject to the conditions of the Sagy Purchase Agreement, to issue to Ami Sagy in a private placement certain securities in two tranches as follows: (i) at the first closing, which closed on December 26, 2017, 9,300,000 ordinary shares, for a purchase price of NIS 3.7 million, and (ii) at the second closing, which closed on March 7, 2018 and which was subject, among other things, to the listing of the Company’s ADSs for trading on the Nasdaq and to Dual Reporting Approval, for no additional consideration, the Company will issue warrants exercisable into 9,300,000 of its ordinary shares.

The Company completed the first closing on December 26, 2017 which resulted in the issuance to Ami Sagy of an aggregate of 9,300,000 ordinary shares for gross proceeds of NIS 3,720,000 ($1,054,122) and on March 7, 2018, the Company completed the second closing which resulted in the issuance to Ami Sagy of a warrant to purchase 9,300,000 ordinary shares.

The warrant may be exercised for a period of five years from issuance at an exercise price of the US dollar equivalent of NIS 40 per ADS (calculated in accordance with the known representative rate of exchange on the date of the notice of exercise).

Under the Sagy Purchase Agreement, Ami Sagy was also granted certain rights, including, among other things, anti-dilution protection in the event of certain subsequent equity issuances at a price that is lower than the then applicable per ordinary share purchase price. This component is accounted for derivatives and presented in the statements of financial position within non-current liabilities, see Note 2R.

12)	On September 6, 2017, the Company signed a securities purchase agreement with Alpha, see note 12.

13)	On January 18, 2018, the Company signed Security Purchase Agreements for the purchase and sale, in a private placement, of an aggregate of 4,344,340 ordinary shares for an aggregate of NIS 2.2 million to the following three investors as follows: (i) Alpha entered into a Security Purchase Agreement for the purchase of 1,275,340 ordinary shares for NIS 638 thousand; (ii) Ami Sagi entered into a Security Purchase Agreement for the purchase of 2,046,000 ordinary shares for NIS 1 million; and (iii) Docor International BV entered into a Security Purchase Agreement for the purchase of 1,023,000 ordinary shares for NIS 511 thousand. Closing occurred on January 25, 2018.

14)	On March 1, 2018, an extraordinary general meeting of the shareholders of the Company, approved the increase of the authorized share capital of the Company by 250,000,000 ordinary shares to 750,000,000 ordinary shares, par value NIS 0.03 per share.

15)

On March 20, 2018 the board of directors resolved to delist all of Company’s securities from trading on the TASE. In accordance with the Israeli Securities Law and the rules of the TASE, as the Company had four different series of warrants traded on the TASE, in order to effectuate the resolution, the Company was required to enter into an arrangement between the Company, shareholders and the holders of warrants, pursuant to Section 350 of the Israeli Companies Law.

On April 16, 2018, the Company petitioned the District Court of Lod, Israel, or the Court, to approve the convening of a shareholders’ meeting and meetings of holders of Series I Warrants and Series K Warrants, in order to approve an arrangement for the delisting of all of Company securities from TASE and the reduction of the exercise price of Series I and Series K Warrants to NIS 0.4 each (the “Arrangement”). The holders of Series G Warrants and Series H Warrants were not part to the Arrangement as such warrants expire before the expected date of the delisting of the Company’s securities from the TASE. On July 29 2018, the Court approved the Arrangement, following its approval by the different meetings of shareholders and holders of Series I and Series K Warrants. The last date of trading of the ordinary shares, Series I Warrants and Series K Warrants on the TASE was on October 29, 2018.

16)	On July 11, 2018, following the Company’s board of directors and shareholders’ approval, the Company issued to Alpha a pre-paid warrant to purchase 1,060,000 ordinary shares represented by 21,200 ADSs, in connection with services Alpha provided to the Company. The issuance in fair market value of NIS 494 thousands was accounted as share based compensation and recognized as an expense within “general, administrative and marketing expenses” in the statements of comprehensive loss.

17)	On July 26, 2018, the Company entered into a Securities Purchase Agreement with an investor, pursuant to which the Company issued on July 31, 2018, in a private placement, 11,125,000 ordinary shares for an aggregate purchase price of NIS 4,561,250 (approximately $1.25 million).

B.	Share-based payment:

In accordance with an option plan for employees and consultants (the “Option Plan”), as amended from time to time, employees and consultants of the Company will be granted options, each exercisable into one ordinary share of the Company of NIS 0.03. The ordinary shares that will be issued in accordance with the Option Plan will have the same rights as the other ordinary shares of the Company, immediately subsequent to their issue. An option that is not exercised within 10 years from the allotment date will expire, unless the board of directors extends its validity.

Grants to employees are made in accordance with the Option Plan, and are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance. In accordance with the track selected by the Company and these provisions, the Company is not entitled to claim a tax deduction for the employee benefits.

For those who are not employees of the Company, and for the Company’s controlling shareholders (as defined in the Income Tax Ordinance) options are granted in accordance with section 3(I) of the Income Tax Ordinance.

1)	On August 22 2017, the general meeting of shareholders approved the grant of 486,000 options to one director, exercisable into 486,000 shares in two tranches. 221,000 options were granted without an exercise price and vested immediately on the grant date. The fair value of each of these latter options is NIS 0.29 and is equal to the share price at the date of grant. The remaining 265,000 options are exercisable at an exercise price of NIS 0.33 per option. The options will vest over four years in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter. The fair value of each option, at the grant date, calculated according to the Black and Scholes formula, amounted to NIS 0.13. This value is based on the following assumptions: expected dividend at a rate of 0%, expected volatility at a rate of 60.53%, risk-free interest rate of 2%, and 4 years expected term. The fair value of the grant as calculated on the date of the shareholders’ approval is NIS 99 thousand.

2)	On December, 2017, the board of directors approved the grant of an aggregate of 9,100,000 options to purchase 9,100,000 ordinary shares to certain officers and employees. Each of the foregoing options may be exercised at a price per option of NIS 0.58 and the options will vest over four years in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter.

The options will vest over four years in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter.

The fair value of each option, at the grant date, calculated according to the Black and Scholes formula, amounted to NIS 0.23. This value is based on the following assumptions: expected dividend at a rate of 0%, expected volatility at a rate of 61.96%, risk-free interest rate of 2%, and 4 years expected term. The fair value of the grant as calculated at the grant date was NIS 2,145 thousand.

3)

On January 14, 2018,  the Company’s shareholders approved (i) the grant of 3,750,000 options to purchase 3,750,000 ordinary shares to Yehiel Tal, the chief executive officer, (ii) the grant of 650,000 options to purchase 650,000 ordinary shares to Adi Goldin, a director and former chairman, (iii) the grant to each of the directors, Abraham Havron, David Tsur and Scott Burell, of 500,000 options to purchase 500,000 ordinary shares, (iv) the grant to each of Gili Hart, external director, and Elan Penn, external director, of 500,000 options to purchase 500,000 ordinary shares, and (v) the annual and attendance compensation to David Tsur, in accordance with the fixed amounts in accordance with the Companies Law. Following their approval, each of the foregoing options may be exercised at a price per option of NIS 0.58 and the options will vest over four years, in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter.

The fair value of each option, at the grant date, calculated according to the Black and Scholes formula, amounted to NIS 0.29. This value is based on the following assumptions: expected dividend at a rate of 0%, expected volatility at a rate of 63%, risk-free interest rate of 2%, and 4 years expected term. The fair value of the grant as calculated at the grant date was NIS 1,998 thousand.

4)	On March 20, 2018, the board of directors approved the grant of an aggregate of 900,000 options to purchase 900,000 ordinary shares to one of the company’s officers. Each of the foregoing options may be exercised at a price per option of NIS 0.49 and the options will vest over four years in which one quarter will vest one year after the grant date and the remaining balance will vest in equal parts at the end of each subsequent quarter.

The fair value of each option, at the grant date, calculated according to the Black and Scholes formula, amounted to NIS 0.19. This value is based on the following assumptions: expected dividend at a rate of 0%, expected volatility at a rate of 62.87%, risk-free interest rate of 2%, and 4 years expected term. The fair value of the grant as calculated at the grant date was NIS 170 thousand.

5)	On May 1, 2018, the board of directors approved the grant of an aggregate of 250,000 options to purchase 250,000 ordinary at an exercise price of NIS 0.44 per option to a member of the scientific advisory board.

6)

On September 10, 2018, the Company signed a one year service agreement with a service provider according to which in return to its services the Company will pay a monthly retainer and issue a total of 12,000 restricted ADSs (600,000 ordinary shares) in 3 tranches of 4,000 ADSs (200,000 ordinary shares) each: (i) following the execution of the agreement, (ii) Febuary 1, 2019, (iii) June 1, 2019. If the agreement is canceled prior to the issuance date the share balance is not owed.

The first tranche was completed on December 19, 2018.

Exercise of options

7)	On August 15, 2016, 3,620,885 options were exercised for 235,413 ordinary shares of the Company. No cash was received for the exercise.

Changes in number of options and weighted average exercise prices in NIS are as follows:

	Year ended December 31, 2016		Year ended December 31, 2017		Year ended December 31, 2018
	No. of options	Weighted average of exercise price	No. of options	Weighted average of exercise price	No. of options	Weighted average of exercise price
Outstanding at the beginning of the year	45,532,659	0.59	32,888,472	0.65	40,644,792	0.63
Granted	—	—	9,586,000 *	0.56	8,050,000	0.57
Expired	(4,076,167)	0.6	(1,065,305)	0.58-1.39	(375,000)	0.6
Forfeited	(4,947,135)	0.35	(764,375)	0.6	(1,450,000)	0.44-0.6
Exercised	(3,620,885)	0.26	—	—	-
Outstanding at the end of the year	32,888,472	0.65	40,644,792	0.63	46,869,792	0.63
Exercisable at the end of the year	14,350,118	0.56	20,922,506	0.57	27,936,172	0.57

*	Not including options to Directors and CEO which were subject to shareholder approval.

The following is information about the exercise price and remaining contractual life of outstanding options:

December 31, 2016			December 31, 2017			December 31, 2018
Number of outstanding options	Exercise price range in NIS	Weighted average of the remaining contractual life	Number of outstanding options	Exercise price range in NIS	Weighted average of the remaining contractual life	Number of outstanding options at the end of the year	Exercise price range in NIS	Weighted average of the remaining contractual life
32,888,472	0.26 - 1.39	7.72	40,644,792	0.26 - 1.39	6.78	46,869,792	0-1.39	5.81

The expenses recognized in the Company’s statements of comprehensive loss in 2016, 2017 and 2018 for options granted to employees and consultants amounted to NIS 3,572 thousand, NIS 1,910 thousand and NIS 3,113 thousand, respectively.

The total unrecognized compensation cost of stock options at December 31, 2018 is approximately NIS 2.0 million. The unrecognized compensation cost of employee stock options is expected to be recognized over 4 years.